Tax - Tax losses (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Unused tax losses
Deferred tax asset	£ 1,876	£ 1,894
Total losses carried forward
Unused tax losses
Deferred tax asset	1,106	1,019
Total losses carried forward | UK
Unused tax losses
Deferred tax asset	1,018	959
Total losses carried forward | UK | National Westminster Bank Plc
Unused tax losses
Deferred tax asset	333	362
Total losses carried forward | UK | RBS plc
Unused tax losses
Deferred tax asset	685	597
Total losses carried forward | Ireland | UBIDAC
Unused tax losses
Deferred tax asset	5	5
Total losses carried forward | Ireland | NWM N.V.
Unused tax losses
Deferred tax asset	£ 83	£ 55